Consolidated Balance Sheets - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Current assets
Cash and cash equivalents	$ 15,926	$ 38,600
Trade accounts receivable, net		1,727,645
Other receivables and prepayments	705,164	621,232
Prepaid tax	57,232
Short-term investments	5,587,984	9,461,918
Short-term investments - related party	3,378,706
Total current assets	9,745,012	11,849,395
Property, plant and equipment, net	134,606	377,701
Intangible assets, net	490	927
Right of use assets	63,343
Other assets	20,910	86,102
TOTAL ASSETS	9,964,361	12,314,125
Current liabilities
Accounts payable	14,337	13,320
Taxes payable	1,796,608	1,794,570
Accrued liabilities and other current liabilities	313,363	981,461
Related party payable	403,690	60,483
Right of use liabilities	63,343	80,276
Total current liabilities	2,591,341	2,930,110
Capital lease - non-current portion		66,897
TOTAL LIABILITIES	2,591,341	2,997,007
COMMITMENTS & CONTINGENCIES
Dragon Victory Stockholders' Equity
Ordinary Shares, $0.0001 par value, 500,000,000 shares authorized; 11,421,393 and 11,421,393 shares issued and outstanding as of March 31, 2020 and 2019, respectively	1,142	1,142
Additional paid-in capital	8,943,065	8,929,968
Statutory reserves	589,659	589,659
(Accumulated deficits) / Retained earnings	(753,022)	663,695
Accumulated other comprehensive loss	(860,047)	(377,581)
Total Dragon Victory stockholders' equity	7,920,797	9,806,883
Noncontrolling interest	(547,777)	(489,765)
TOTAL EQUITY	7,373,020	9,317,118
TOTAL LIABILITIES AND STOCHOLDERS' EQUITY	$ 9,964,361	$ 12,314,125